Postretirement Benefits Other Than Pensions	12 Months Ended
Dec. 31, 2012
Postretirement Benefits Other Than Pensions

10. Postretirement Benefits Other Than Pensions

The Company provides certain retiree health care and life insurance benefits covering substantially all U.S. salaried and certain hourly employees and employees in Canada. Employees are generally eligible for benefits upon retirement and completion of a specified number of years of creditable service. Independent actuaries determine postretirement benefit costs for each applicable subsidiary of the Company. The Company’s policy is to fund the cost of these postretirement benefits as these benefits become payable.

The following table discloses information related to the Company’s postretirement benefit plans for the years ended December 31, 2011 and 2012:

	Year Ended December 31,
	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligations at beginning of year	$57,523	$17,515	$43,447	$20,068
Service cost	1,196	635	542	650
Interest cost	3,004	917	1,795	822
Actuarial loss (gain)	(15,893)	2,898	4,605	1,217
Benefits paid	(2,084)	(1,449)	(2,408)	(692)
Curtailment gain	(384)	—	(1,541)	—
Plan change	—	—	(2,452)	(2,198)
Other	85	—	75	—
Foreign currency exchange rate effect	—	(448)	—	583

Benefit obligation at end of year	$43,447	$20,068	$44,063	$20,450

Funded status of the plans	$(43,447)	$(20,068)	$(44,063)	$(20,450)

Net amount recognized at December 31	$(43,447)	$(20,068)	$(44,063)	$(20,450)

During 2011 the Company changed its participation and opt-out assumptions for the U.S. plan resulting in the actuarial gain shown in the table above.

Included in cumulative other comprehensive loss at December 31, 2012 are the following amounts that have not yet been recognized in net periodic benefit cost: unrecognized prior service credits of $4,151 ($3,861 net of tax) and unrecognized actuarial gains of $8,022 ($10,581, net of tax). The amounts included in cumulative other comprehensive loss and expected to be recognized in net periodic benefit cost during the fiscal year ended December 31, 2013 is $(1,270).

The following table provides the components of net periodic benefit costs for the plans:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Service cost	$481	$157	$705	$308	$1,196	$635	$542	$650
Interest cost	1,341	360	1,893	506	3,004	917	1,795	822
Amortization of prior service cost (credit) and recognized actuarial loss (gain)	(1,381)	(14)	—	—	2	—	(1,777)	(54)
Curtailment gain	—	—	—	—	(384)	—	(1,539)	—
Other	35	—	50	—	85	—	75	—

Net periodic benefit cost	$476	$503	$2,648	$814	$3,903	$1,552	$(904)	$1,418

The curtailment gain for the years ended December 31, 2011 and 2012 in the table above were recorded as a reduction to restructuring expense.

The following table provides weighted average assumptions used to determine benefit obligations at December 31, 2011 and 2012:

	2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	4.70%	4.25%	3.80%	3.95%

The following table provides weighted average assumptions used to determine net periodic benefit costs for the five months ended May 31, 2010, the seven months ended December 31, 2010 and the years ended December 31, 2011 and 2012:

	Predecessor		Successor
	Five Months Ended May 31, 2010		Seven Months Ended December 31, 2010		Year Ended December 31,
					2011		2012
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	5.80%	6.80%	5.55%	5.65%	5.35%	5.25%	4.70%	4.25%

At December 31, 2012, the weighted average assumed annual rate of increase in the cost of health care benefits (health care cost trend rate) for 2013 was 7.39% for the U.S. and 8.00% for Non-U.S. with both grading down over time to 5.00% in 2018. A one-percentage point change in the assumed health care cost trend rate would have had the following effects:

	Increase	Decrease
Effect on service and interest cost components	$309	$(243)
Effect on projected benefit obligations	3,948	(3,174)

The Company estimates its benefit payments for its postretirement benefit plans during the next ten years to be as follows:

	U.S.	Non-U.S.	Total
2013	$2,562	$634	$3,196
2014	2,594	630	3,224
2015	2,621	634	3,255
2016	2,633	659	3,292
2017	2,675	677	3,352
2018 - 2022	13,207	4,248	17,455

Other post retirement benefits recorded in the Company’s consolidated balance sheets include $8,158 and $7,767 as of December 31, 2011 and 2012, respectively, for termination indemnity plans for two of the Company’s European locations.